S000072616 [Member] Investment Objectives and Goals - TCW METWEST Sustainable Securitized Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	TCW MetWest Sustainable Securitized Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Sustainable Securitized Fund seeks to maximize current income and achieve above average long-term total return.